Information about the main subsidiaries	12 Months Ended
Jun. 30, 2025
Information about the main subsidiaries
Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	45.94%	562,836	2,799,233	338,831	1,351,271	1,671,967	768,102
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	284,979	716,052	147,629	247,625	605,777	392,422
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	44.60%	317,494	2,807,977	383,285	1,135,457	1,606,729	716,601
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	271,274	737,948	127,187	250,148	631,887	409,336
	Revenues	Net income / (loss)	Total comprehensive (loss) / income	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	468,526	196,118	(802)	936	260,719	(82,271)	35,515	213,963	(50,061)
Subsidiaries with indirect participation of Cresud
Brasilagro	197,213	46,968	2,138	1,385	(27,273)	34,221	(13,412)	(6,464)	-
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	458,059	(47,127)	(5,319)	(6,520)	144,309	116,065	(266,206)	(5,832)	(137,026)
Subsidiaries with indirect participation of Cresud
Brasilagro	225,596	59,000	(46,137)	(28,661)	12,474	1,360	(71,560)	(57,726)	-

(1)    Corresponds to the direct interest from the Group.

Arcos del Gourmet S.A. (“Arcos o AGSA”)

ARCOS DEL GOURMET SA AND ANOTHER V. EN-AABE KNOWLEDGE PROCESS (CAF 030002/2015)

This process was initiated on June 18, 2015, by AGSA to raise the nullity of the revocation of the contract for the readjustment of the use and exploitation concession, established by Resolution No. 170/2014 by the Agencia de Administración de Bienes del Estado (State Assets Administration Office, or AABE in Spanish). Evidence was produced, and arguments were presented.

On August 24, 2022, the Court rejected the lawsuit filed by Arcos del Gourmet SA, with costs. On August 26, 2022, Arcos del Gourmet S.A. appealed the final judgment issued in the case. On September 19, 2023, Chamber V of the Federal Administrative Litigation Court issued a judgment rejecting the appeal filed by Arcos del Gourmet SA.

The judgment of the Court was appealed to the Supreme Court of Justice of the Nation through an extraordinary federal appeal filed on October 17, 2023. The federal extraordinary appeal was denied by the Chamber on March 14, 2024. AGSA filed an appeal in fact within the terms of articles 282 and 285 CPCCN before the Supreme Court of Justice of the Nation. The legal advisors of the Company believe that, although there are federal grounds to enable the Supreme Court's intervention in this proceeding, the likelihood of success remains uncertain.

ARCOS DEL GOURMET SA V. ADMINISTRACION DE INFRAESTRUCTURAS FERROVIARIAS SOC DEL ESTADO (ADIF) CONSIGNMENT LAWSUIT (CCF 001461/2015)

On April 8, 2015, AGSA initiated this lawsuit since AGSA was not allowed to pay the March 2015 canon corresponding to the Readjustment Contract of Use and Exploitation that Arcos agreed with ADIF. To date of these Consolidated Financial Statements, all the canons that have been accrued to date have been judicially deposited - and those amounts invested in fixed-term deposits. On November 17, 2017, ADIF answered the lawsuit. The trial opened for evidence on March 21, 2019, which was produced, and arguments were presented in December 2022. Subsequently, at the time of requesting the issuance of a judgment, the court - as a measure to better provide - ordered the issuance of various letters rogatory to courts where issues related to the concession contract are being litigated, which were responded. Since these issues are still unresolved, the issuance of the final judgment was deferred. The procedural deadlines of this file have been suspended since December 13, 2024, pending the referral of the file “ARCOS DEL GOURMET SA AND ANOTHER V. EN–AABE KNOWLEDGE PROCESS (CAF 030002/2015).”

PLAYAS FERROVIARIAS DE BUENOS AIRES SA V. ARCOS DEL GOURMET SA EVICTION LAW 17.091 (CAF 047454/2018)

On June 14, 2018, Playas Ferroviarias de Buenos Aires S.A. initiated an eviction process against AGSA. On February 13, 2019, it was decided to accumulate the eviction process with the nullity action promoted by AGSA (referred to in the preceding 1.A). As a consequence of the precautionary measure obtained on June 28, 2019, the eviction process remained suspended. On May 11, 2022, the Court ruled to decree the immediate eviction of AGSA and/or occupants and/or intruders of the properties. At the same time, it ordered Playas Ferroviarias de Buenos Aires S.A. to make arrangements to ensure the continuity of the commercial activities of the sub-lessees and the employment sources they employ and, for at least 6 months, the values agreed upon with the current concessionaire must be maintained. The next day, AGSA appealed. Finally, on July 13, 2022, the Prosecutor published the opinion. Chamber V issued its judgment on September 19, 2023, rejecting the appeal filed by AGSA and confirming the judgment of the lower court. Against this judgment, AGSA filed an extraordinary federal appeal. The federal extraordinary appeal was denied by the Chamber on March 14, 2024. AGSA lodged a factual appeal under the terms of articles 282 and 285 of the CPCCN to the Supreme Court of Justice of the Nation. The legal advisors of the Company believe that, although there are federal grounds to enable the Supreme Court's intervention in this proceeding, the likelihood of success remains uncertain.

FEDERACION DE COMERCIO E INDUSTRIA DE LA CIUDAD DE BUENOS AIRES (FECOBA) and others V. GCBA and others on protective petition (CAYT 68795/2013-0)

Federación de Comercio e Industria de la Ciudad de Buenos Aires (Federation of Commerce and Industry of the City of Buenos Aires, or FECOBA in Spanish) argued that the project executed in DISTRICT ARCOS did not have the necessary environmental approvals and did not comply with zoning guidelines. It also requested a precautionary measure, which was admitted and caused the opening to the public to be delayed until December 18, 2014, which now operates normally. In the main process, after the filing of several procedural appeals, Chamber III of the Appeals Court issued a judgment on February 14, 2019, as follows: AGSA and GCBA were convicted, with AGSA being required to allocate at least 23,319.41 square meters for public use and utility with unrestricted access and special and preferential allocation to the generation of new park-like green spaces - located wholly or partially on the property subject to the lawsuit (Distrito Arcos) or adjacent lands. In case the company cannot allocate the entire land fraction to the City of Buenos Aires, then it must pay, after a valuation, the necessary amount of money so that the Administration proceeds to search for a property to fulfill the purpose established during the term of the concession contract. If none of the mentioned alternatives are carried out by AGSA, the demolition of the necessary works on the property to comply with the stipulated in the Urban Planning Code (art. 3.1.2) would be ordered. Subsequently, within the framework of the appeal for constitutional review denied filed by AGSA against the aforementioned judgment, the Superior Court of Justice ruled that the demolition of the works carried out on the property where the "Distrito Arcos" Shopping Center is currently located, as ordered by the Chamber, is not appropriate, confirming the rest of the sentence. On February 11, 2025, the co-defendants ARCOS and GCBA entered into an agreement aimed at complying with the aforementioned judgment, under which ARCOS committed to: (i) making a payment upon the signing of the agreement to cover the expenses of creating the Santa Rita Plaza (approximately 1,757 m² in area) in the amount of ARS 1,027,360,977.52 (amount expressed in full with decimals), which was executed in due time and form; and (ii) covering the remaining 21,562.41 square meters of green space, in the measure established in the agreement, to be developed in plazas designated by GCBA, subject to judicial approval.